NATURE OF THE ORGANIZATION AND BUSINESS (Details Narrative)	Dec. 28, 2021 shares
Correlate Exchange Agreement [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%
Correlate Exchange Agreement [Member] | Common Class A [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	6,300,000
Loyal Exchange Agreement [Member]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	100.00%
Loyal Exchange Agreement [Member] | Common Class A [Member]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	2,200,000
Shares issued to third party	139,920